Notes to the income statement (Tables)	6 Months Ended
Jun. 30, 2023
Notes to the income statement
Schedule of revenue and other income

	First-half	First-half
In thousands of euros	2023	2022
Revenue	1,901	67
Total revenue	1,901	67
Tax credits	3,631	3,210
Subsidies	3	6
Other	1,087	109
Other operating income	4,721	3,325
Total revenue and other income	6,622	3,392

Schedule of research and development, marketing

		Marketing –
	Research and	Business	General and
First-half 2023	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Disposables	(943)	—	—	(943)
Energy and liquids	(479)	—	—	(479)
Patents	(257)	—	—	(257)
Studies	(42,847)	—	—	(42,847)
Maintenance	(459)	—	—	(459)
Fees	(61)	—	(1,884)	(1,945)
IT systems	(440)	(9)	(50)	(498)
Support costs (including taxes)	—	—	(343)	(343)
Personnel costs	(7,065)	(126)	(2,347)	(9,538)
Depreciation, amortization and provisions	(1,061)	—	(104)	(1,166)
Other operating expenses	(450)	(570)	(2,084)	(3,105)
Total operating expenses	(54,062)	(705)	(6,812)	(61,580)

		Marketing –
	Research and	Business	General and
First-half 2022	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Disposables	(920)	—	—	(920)
Energy and liquids	(368)	—	(92)	(460)
Patents	(227)	—	—	(227)
Studies	(20,530)	—	—	(20,530)
Maintenance	(466)	—	(55)	(521)
Fees	(103)	(1)	(2,026)	(2,129)
IT systems	(428)	(7)	(42)	(477)
Support costs (including taxes)	—	—	(355)	(355)
Personnel costs	(5,891)	(111)	(2,198)	(8,201)
Depreciation, amortization and provisions	(594)	—	(105)	(699)
Other operating expenses	(340)	(159)	(1,973)	(2,471)
Total operating expenses	(29,866)	(278)	(6,847)	(36,991)

Schedule of personnel costs and headcount

		Marketing —
	Research and	Business	General and
First-half 2023	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(4,399)	(104)	(1,191)	(5,694)
Payroll taxes	(1,222)	(10)	(476)	(1,708)
Provisions for retirement benefit obligations	(61)	—	(29)	(90)
Share-based payments	(1,383)	(13)	(650)	(2,046)
Total personnel costs	(7,065)	(126)	(2,347)	(9,538)

		Marketing —
	Research and	Business	General and
First-half 2022	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(3,671)	(94)	(1,147)	(4,913)
Payroll taxes	(1,107)	(8)	(412)	(1,527)
Provisions for retirement benefit obligations	(78)	—	(40)	(118)
Share-based payments	(1,034)	(9)	(600)	(1,643)
Total personnel costs	(5,891)	(111)	(2,198)	(8,201)

Schedule of other operating income and expenses

	First-half	First-half
In thousands of euros	2023	2022
Reversal of provision – Tax disputes	—	180
Reversal of provision – AMR penalties	—	114
Total other operating income	—	294
Disposals of assets	—	(9)
Late payment interest on CIR 2013-2015	—	(121)
Transaction costs	(44)	(32)
Total other operating expenses	(44)	(163)
Other operating income (expenses)	(44)	131

Schedule of financial income and expenses

	First-half	First-half
In thousands of euros	2023	2022
Income from cash equivalents	564	140
Foreign exchange gains	187	4,019
Fair value variation gains / losses	1,623	—
Total financial income	2,373	4,159
Interest cost	(1,941)	(120)
Foreign exchange losses	(683)	(49)
Losses on fair value variation	—	—
Other financial expenses	(23)	(7)
Total financial expenses	(2,646)	(177)
Net financial income	(273)	3,983

Schedule of basic and diluted loss per share

	First-half	First-half
In euros	2023	2022
Net loss for the period	(55,269)	(29,466)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	42,044,796	40,864,457
Basic/diluted loss per share	(1.31)	(0.72)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of June 30, 2023.